S000008430 [Member] Expense Example - Municipal Bond Fund - Municipal Bond Fund	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 273
Expense Example, with Redemption, 3 Years	838
Expense Example, with Redemption, 5 Years	1,430
Expense Example, with Redemption, 10 Years	$ 3,032